CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Issued capital	Capital reserves	Earning reserves / Legal reserve	Concession financial asset	Earning reserves / Statutory reserves / Working capital improvement	Earning reserves / Dividends	Accumulated comprehensive income / Deemed cost	Accumulated comprehensive income / Private pension plan	Retained earnings	Total	Noncontrolling interests / Accumulated comprehensive income	Noncontrolling interests / Other equity component	Total
Balance at beginning at Dec. 31, 2014	R$ 4,793,424	R$ 468,082	R$ 650,811	R$ 330,437	R$ 554,888	R$ 0	R$ 483,610	R$ (337,718)	R$ 0	R$ 6,943,535	R$ 17,003	R$ 2,436,791	R$ 9,397,329
Total comprehensive income
Profit for the year									864,940	864,940		10,337	875,277
Other comprehensive income - actuarial gains								65,547		65,547			65,547
Internal changes of shareholders'equity
Realization of deemed cost of property, plant and equipment							(39,574)		39,574	0	(2,550)	2,550	0
Tax on realization of deemed cost							13,455		(13,455)	0	867	(867)	0
Recognition of legal reserve			43,247						(43,247)	0			0
Changes in statutory reserve in the year				255,013	392,972				(647,985)	0			0
Other changes in noncontrolling interests										0		(48)	(48)
Capital transactions with owners
Capital increase (reduction)	554,888				(554,888)					0			0
Prescribed dividends									5,597	5,597			5,597
Additional dividend aproved									(205,423)	(205,423)		(8,147)	(213,570)
Capital increase in subsidiaries with no change in control										0		7	7
Balance at ending at Dec. 31, 2015	5,348,312	468,082	694,058	585,450	392,972	0	457,491	(272,170)	0	7,674,196	15,320	2,440,623	10,130,140
Total comprehensive income
Profit for the year									900,885	900,885		(21,828)	879,057
Other comprehensive income - actuarial gains								(394,175)		(394,175)			(394,175)
Internal changes of shareholders'equity
Realization of deemed cost of property, plant and equipment							(39,058)		39,058	0	(2,649)	2,649	0
Tax on realization of deemed cost							13,280		(13,280)	0	901	(901)	0
Recognition of legal reserve			45,044						(45,044)	0			0
Changes in statutory reserve in the year				117,478	545,505				(662,983)	0			0
Other changes in noncontrolling interests										0		(1,176)	(1,176)
Capital transactions with owners
Capital increase (reduction)	392,972				(392,972)					0			0
Prescribed dividends									3,144	3,144			3,144
Additional dividend proposed						7,820			(7,820)	0			(7,820)
Dividend distributed to noncontrolling interests										0		(30,827)	(30,827)
Dividend proposal approved									(213,960)	(213,960)			(213,960)
Capital increase in subsidiaries with no change in control		(68)								(68)		535	467
Balance at ending at Dec. 31, 2016	5,741,284	468,014	739,102	702,928	545,505	7,820	431,713	(666,346)	0	7,970,021	13,572	2,389,076	10,372,668
Total comprehensive income
Profit for the year									1,179,750	1,179,750		63,292	1,243,042
Other comprehensive income - actuarial gains								96,000		96,000			96,000
Internal changes of shareholders'equity
Realization of deemed cost of property, plant and equipment							(39,202)		39,202	0	(2,634)	2,634	0
Tax on realization of deemed cost							13,329		(13,329)	0	896	(896)	0
Recognition of legal reserve			58,988						(58,988)	0			0
Changes in statutory reserve in the year				123,673	746,541				(870,213)	0			0
Other changes in noncontrolling interests										0		(113)	(113)
Capital transactions with owners
Capital increase (reduction)										0		(122,791)	(122,791)
Prescribed dividends									3,768	3,768			3,768
Interim dividend										0		(7,226)	(7,226)
Dividend proposal approved						(7,820)			(280,191)	(288,011)		(110,993)	(399,005)
Balance at ending at Dec. 31, 2017	R$ 5,741,284	R$ 468,014	R$ 798,090	R$ 826,600	R$ 1,292,046	R$ 0	R$ 405,840	R$ (570,346)	R$ 0	R$ 8,961,528	R$ 11,833	R$ 2,212,983	R$ 11,186,344